-------------------------
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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21689
                                  ----------------------------------------------

                          The Piedmont Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  120 Club Oaks Court, Suite 200   Winston-Salem, North Carolina      27104
--------------------------------------------------------------------------------
              (Address of principal executive offices)              (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 765-2020
                                                    ----------------------------

Date of fiscal year end:        March 31, 2009
                          ----------------------------

Date of reporting period:       March 31, 2009
                          ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.



--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                              THE PIEDMONT SELECT

                                  equity fund

--------------------------------------------------------------------------------

                                  ANNUAL REPORT

                                 March 31, 2009

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Piedmont Select Equity Fund ("Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

THE PIEDMONT SELECT EQUITY FUND
LETTER TO SHAREHOLDERS                                               MAY 1, 2009
================================================================================

Dear Fellow Shareholders,

It has been an eventful six months since our last letter. David Clark resigned as portfolio manager but I am still managing to do what I feel we do best - identifying good companies at attractive prices in the marketplace. The market continued to decline into the new year but most recently rallied to the point that the Fund has a positive year-to-date return. We remain in a somewhat defensive posture; however, it is now clear that the country will survive. I am not sure that the market believed that to be the case at the end of last year.

During the past year the Fund significantly outperformed the market as measured by the S&P 500 by being down 26.61% versus -38.09% for the market. I feel a little bit like the dog at a skunk party - while he didn't create the stink, he still smells bad. I don't think that losing 25% of our shareholder's capital is acceptable. You can be sure we will do our utmost to do better in the future. Our relative outperformance was attributable to our avoidance of the Financials sector, a large cash position and a small short position.

We had no long equity positions which showed positive returns during the year. Of our top ten positions, McDonald's, down 1%, and Medco Health Solutions, down 0.3%, performed the best. Our two largest losses in our top ten holdings were Schlumberger, down 45%, and Stryker, down 42%. Our avoidance of the Financials sector undoubtedly contributed much to limiting the extent of portfolio declines. Our two largest short positions during the year, General Electric and CVS, declined over 70% and 20%, respectively, but the positions were not large enough to provide a significant boost to returns. Over the fiscal year, our net long position started at 83.5%, was 78.7% at mid-year, and ended the year at 82.9%. Most of the fluctuation was due to the level of cash in the portfolio and at times during the year it exceeded 30%. Almost all of the Fund's outperformance can be attributed to the amount of cash held.

Our reluctance to be more positive in the short term has to do with the U.S. Government's increasing involvement in the financial and business affairs of America. We know these extraordinarily high deficits cannot lead to long term benefits, however much needed they are in the short term. We will monitor whether the Chrysler bankruptcy will be disruptive to the markets. In any case, the companies that we own are not dependant on the government's favor as they are self-financing and profitable. With the return of a reasonable economic environment, we expect to see a return to increasing profitability and the resulting increasing share prices. We expect that the Fund will find it very difficult to exceed market returns in the recovery as often companies that have performed the worst in the downturn perform the best in the recovery. The Fund has outperformed in the downturn and will not lower its standards to buy lower quality companies merely for short-term performance reasons. We believe that over the long term, quality outperforms. Furthermore, we recognize that most of our shareholders are taxpayers and short-term gains are not very tax efficient, however attractive they are to boosting returns. In any event, I am confident that the next year will be much more rewarding than the past year for the Fund and I hope for all of our shareholders.

Sincerely,

/s/ David B. Gilbert

David B. Gilbert

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-888-859-5865.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. TO OBTAIN A COPY OF THE FUND'S PROSPECTUS PLEASE CALL 1-888-859-5865 AND A COPY WILL BE SENT TO YOU FREE OF CHARGE OR DOWNLOAD A COPY AT WWW.PIEDMONTSELECTEQUITYFUND.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. THE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

The Letter to Shareholders seeks to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

THE PIEDMONT SELECT EQUITY FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PIEDMONT SELECT EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX

                              [LINE GRAPH OMITTED]

            The Piedmont Select                  Standard & Poor's
                 Equity Fund                         500 Index
           ------------------------          ------------------------
             DATE            VALUE             DATE            VALUE
           --------         -------          --------         -------
           04/26/05         $10,000          04/26/05         $10,000
           06/30/05          10,070          06/30/05          10,383
           09/30/05          10,540          09/30/05          10,758
           12/31/05          10,540          12/31/05          10,982
           03/31/06          11,024          03/31/06          11,444
           06/30/06          10,701          06/30/06          11,279
           09/30/06          10,701          09/30/06          11,918
           12/31/06          10,934          12/31/06          12,717
           03/31/07          11,302          03/31/07          12,798
           06/30/07          11,698          06/30/07          13,602
           09/30/07          12,185          09/30/07          13,878
           12/31/07          11,994          12/31/07          13,415
           03/31/08          10,379          03/31/08          12,148
           06/30/08          11,080          06/30/08          11,817
           09/30/08           9,953          09/30/08          10,828
           12/31/08           8,033          12/31/08           8,452
           03/31/09           7,617          03/31/09           7,521

                       Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                                       Average Annual Total Returns(a)
                                     (for periods ended March 31, 2009)

                                                               SINCE
                                                 1 YEAR     INCEPTION(b)
                                                 ------     ------------
The Piedmont Select Equity Fund (c)              -26.61%       -6.69%

Standard & Poor's 500 Index                      -38.09%       -6.99%
--------------------------------------------------------------------------------

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Commencement of operations was April 26, 2005.

(c)   The Fund's net expense ratio is 1.62%.

THE PIEDMONT SELECT EQUITY FUND
PORTFOLIO INFORMATION
MARCH 31, 2009 (UNAUDITED)
================================================================================

                THE PIEDMONT SELECT EQUITY FUND VS. S&P 500 INDEX
                              NET SECTOR EXPOSURE*
--------------------------------------------------------------------------------

                              [BAR CHART OMITTED]

                                       (% OF NET ASSETS)

                                The Piedmont        S&P 500
                             Select Equity Fund       Index
                             --------------------------------
Consumer Discretionary                8.8%             8.8%
Consumer Staples                      5.0%            12.8%
Energy                               17.0%            13.0%
Financials                            5.3%            10.8%
Health Care                          16.2%            15.3%
Industrials                           9.4%             9.7%
Information Technology               11.2%            18.0%
Materials                             9.2%             3.3%
Telecommunication Services            0.0%             4.0%
Utilities                             0.0%             4.3%

* The net percentages for The Piedmont Select Equity Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

                              TOP 10 LONG POSITIONS
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION                                % OF NET ASSETS
         --------------------                                ---------------
         Medco Health Solutions, Inc.                             6.94%
         Exxon Mobil Corp.                                        5.48%
         Stryker Corp.                                            4.21%
         NIKE, Inc. - Class B                                     4.14%
         Noble Energy, Inc.                                       4.05%
         McDonald's Corp.                                         3.86%
         Travelers Cos., Inc. (The)                               3.59%
         Schlumberger Ltd.                                        3.59%
         SAP AG - ADR                                             3.12%
         Energizer Holdings, Inc.                                 3.07%

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
================================================================================
    SHARES   COMMON STOCKS -- 90.9%                                    VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 2.7%
     8,000   ITT Corp. .........................................   $    307,760
                                                                   ------------

             BEVERAGES -- 2.9%
     6,374   PepsiCo, Inc. .....................................        328,134
                                                                   ------------

             CHEMICALS -- 9.2%
    25,000   Nalco Holding Co. .................................        326,750
     3,000   Potash Corp. of Saskatchewan, Inc. ................        242,430
    15,000   RPM International, Inc. ...........................        190,950
     7,000   Syngenta AG - ADR .................................        280,770
                                                                   ------------
                                                                      1,040,900
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 2.1%
     8,000   Copart, Inc. * ....................................        237,280
                                                                   ------------

             COMMUNICATIONS EQUIPMENT -- 1.0%
    10,000   Nokia Corp. - ADR .................................        116,700
                                                                   ------------

             CONSTRUCTION & ENGINEERING -- 0.5%
     2,000   Aecom Technology Corp. * ..........................         52,160
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES -- 1.6%
    11,000   Hillenbrand, Inc. .................................        176,110
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES -- 6.2%
     4,000   Core Laboratories N.V .............................        292,640
    10,000   Schlumberger Ltd. + ...............................        406,200
                                                                   ------------
                                                                        698,840
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 5.0%
     5,000   Abaxis, Inc. * ....................................         86,200
    14,000   Stryker Corp. + ...................................        476,560
                                                                   ------------
                                                                        562,760
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 12.6%
     7,000   Express Scripts, Inc. * ...........................        323,190
     8,000   Henry Schein, Inc. * ..............................        320,080
    19,000   Medco Health Solutions, Inc. * + ..................        785,460
                                                                   ------------
                                                                      1,428,730
                                                                   ------------
             HOTELS, RESTAURANTS & LEISURE -- 3.9%
     8,000   McDonald's Corp. ..................................        436,560
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 3.1%
     7,000   Energizer Holdings, Inc. * ........................        347,830
                                                                   ------------

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 90.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INSURANCE -- 5.3%
    10,000   Brown & Brown, Inc. ...............................   $    189,100
    10,000   Travelers Cos., Inc. (The) ........................        406,400
                                                                   ------------
                                                                        595,500
                                                                   ------------
             MACHINERY -- 5.4%
    10,000   Bucyrus International, Inc. .......................        151,800
     5,000   Caterpillar, Inc. .................................        139,800
     8,000   Graco, Inc. .......................................        136,560
     6,000   Illinois Tool Works, Inc. .........................        185,100
                                                                   ------------
                                                                        613,260
                                                                   ------------
             OIL, GAS & CONSUMABLE FUELS -- 10.8%
     9,100   Exxon Mobil Corp. .................................        619,710
     8,500   Noble Energy, Inc. ................................        457,980
     3,000   Total SA - ADR ....................................        147,180
                                                                   ------------
                                                                      1,224,870
                                                                   ------------
             PHARMACEUTICALS -- 1.8%
     4,000   Johnson & Johnson .................................        210,400
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
    10,000   Intel Corp. .......................................        150,500
                                                                   ------------

             SOFTWARE -- 7.8%
    15,000   Citrix Systems, Inc. * ............................        339,600
     7,000   Intuit, Inc. * ....................................        189,000
    10,000   SAP AG - ADR ......................................        352,900
                                                                   ------------
                                                                        881,500
                                                                   ------------
             SPECIALTY RETAIL -- 3.6%
     9,000   Lowe's Cos, Inc. ..................................        164,250
   125,000   T3 Motion * (a) (b) ...............................        250,000
                                                                   ------------
                                                                        414,250
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 4.1%
    10,000   NIKE, Inc. - Class B ..............................        468,900
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $12,576,417) ............   $ 10,292,944
                                                                   ------------

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   MONEY MARKET FUNDS -- 0.9%                                VALUE
--------------------------------------------------------------------------------
   102,597   Evergreen Institutional Money Market Fund -
                Institutional Class, 0.76% (c) (Cost $102,597)..   $    102,597
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 91.8%
             (Cost $12,679,014) ................................   $ 10,395,541

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 8.2% .....        923,108
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $ 11,318,649
                                                                   ============

ADR - American Depositary Receipt

+     All or a portion of the security is held as collateral for short sales.

*     Non-income producing security.

(a) Fair valued priced by the Board of Trustees at $2 per share since its date of purchase on September 18, 2008 for $250,000. No quoted price exists. It is possible that the fair value may differ significantly from the amount that might ultimately be realized. (Note 2).

(b)   Security is illiquid.

(c) Variable rate security. The coupon rate shown is the effective interest rate at March 31, 2009.

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2009
================================================================================
    SHARES   COMMON STOCKS -- 8.9%                                     VALUE
--------------------------------------------------------------------------------
             BEVERAGES -- 1.0%
     2,500   Coca-Cola Co. (The) ...............................   $    109,875
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES -- 1.4%
    44,000   Service Corp. International .......................        153,560
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
    10,000   Boston Scientific Corp. * .........................         79,500
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES -- 2.6%
     3,000   DaVita, Inc. * ....................................        131,850
     7,500   UnitedHealth Group, Inc. ..........................        156,975
                                                                   ------------
                                                                        288,825
                                                                   ------------
             MACHINERY -- 0.9%
     3,000   Deere & Co. .......................................         98,610
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.5%
    20,000   Advanced Micro Devices, Inc. * ....................         61,000
                                                                   ------------

             SOFTWARE -- 1.0%
     5,000   VMware, Inc. - Class A * ..........................        118,100
                                                                   ------------

             SPECIALTY RETAIL -- 0.8%
     4,000   Home Depot, Inc. (The) ............................         94,240
                                                                   ------------

             TOTAL SECURITIES SOLD SHORT (Proceeds $1,128,465) .   $  1,003,710
                                                                   ============

*     Non-income producing security.

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009
================================================================================
ASSETS
   Investments in securities:
   At acquisition cost .........................................   $ 12,679,014
                                                                   ============
   At value (Note 2) ...........................................   $ 10,395,541
   Deposits with broker for securities sold short (Note 2) .....      1,651,270
   Dividends receivable ........................................          9,813
   Receivable for investment securities sold ...................        773,356
   Receivable from Advisor (Note 5) ............................         10,779
   Other assets ................................................         12,232
                                                                   ------------
Total assets ...................................................     12,852,991
                                                                   ------------

LIABILITIES
   Securities sold short, at value (proceeds $1,128,465)(Note 2)      1,003,710
   Dividends payable on securities sold short (Note 2) .........          3,020
   Payable for investment securities purchased .................        504,456
   Payable to Administrator (Note 5) ...........................          5,840
   Other accrued expenses ......................................         17,316
                                                                   ------------
Total liabilities ..............................................      1,534,342
                                                                   ------------

NET ASSETS .....................................................   $ 11,318,649
                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in capital .............................................   $ 16,348,265
   Accumulated net realized losses from security transactions ..     (2,870,898)
   Net unrealized depreciation on investments ..................     (2,158,718)
                                                                   ------------

NET ASSETS .....................................................   $ 11,318,649
                                                                   ============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) .........................      1,509,619
                                                                   ============

Net asset value, offering price and redemption price per share .   $       7.50
                                                                   ============

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2009
================================================================================
INVESTMENT INCOME
   Dividend income (Net of foreign tax of $5,215) ...............   $   193,117
   Interest income ..............................................         2,976
                                                                    -----------
Total investment income .........................................       196,093
                                                                    -----------

EXPENSES
   Investment advisory fees (Note 5) ............................       127,344
   Professional fees ............................................        38,977
   Fund accounting fees (Note 5) ................................        31,410
   Administration fees (Note 5) .................................        24,265
   Registration fees ............................................        20,024
   Dividend expense on securities sold short (Note 2) ...........        19,269
   Interest expense (Note 2) ....................................        18,660
   Transfer agent fees (Note 5) .................................        15,000
   Insurance expense ............................................        11,025
   Custody and bank service fees ................................         9,355
   Printing of shareholder reports ..............................         7,973
   Postage and supplies .........................................         6,473
   Trustees' fees ...............................................         5,600
   Other expenses ...............................................        11,709
                                                                    -----------
Total expenses ..................................................       347,084
   Less fees waived by the Advisor (Note 5) .....................      (118,138)
                                                                    -----------
Net expenses ....................................................       228,946
                                                                    -----------

NET INVESTMENT LOSS .............................................       (32,853)
                                                                    -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS, SECURITIES SOLD SHORT
   AND OPTION CONTRACTS
   Net realized gains (losses) from security transactions:
      Investments ...............................................    (1,394,293)
      Short positions ...........................................       521,499
      Option contracts ..........................................         8,697
   Net change in unrealized appreciation (depreciation) on:
      Investments ...............................................    (3,364,254)
      Short positions ...........................................       116,769
      Option contracts ..........................................        32,650
                                                                    -----------
NET REALIZED AND UNREALIZED LOSSES
   ON INVESTMENTS, SECURITIES SOLD
   SHORT AND OPTION CONTRACTS ...................................    (4,078,932)
                                                                    -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS ......................   $(4,111,785)
                                                                    ===========

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================
                                                                  YEAR             YEAR
                                                                 ENDED            ENDED
                                                                MARCH 31,        MARCH 31,
                                                                  2009             2008
------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ....................................   $    (32,853)   $   (110,933)
   Net realized gains (losses) from security transactions:
      Investments .........................................     (1,394,293)     (1,352,523)
      Short positions .....................................        521,499         (57,425)
      Option contracts ....................................          8,697         (76,994)
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................     (3,364,254)         71,760
      Short positions .....................................        116,769          15,454
      Option contracts ....................................         32,650         (32,650)
                                                              ------------    ------------
Net decrease in net assets from operations ................     (4,111,785)     (1,543,311)
                                                              ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .............................             --         (19,067)
                                                              ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..............................        518,026       2,252,970
   Net asset value of shares issued in reinvestment of
      distributions to shareholders .......................             --           6,763
   Payments for shares redeemed ...........................     (1,110,088)     (1,162,364)
                                                              ------------    ------------
Net increase (decrease) in net assets from
   capital share transactions .............................       (592,062)      1,097,369
                                                              ------------    ------------

TOTAL DECREASE IN NET ASSETS ..............................     (4,703,847)       (465,009)

NET ASSETS
   Beginning of year ......................................     16,022,496      16,487,505
                                                              ------------    ------------
   End of year ............................................   $ 11,318,649    $ 16,022,496
                                                              ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME .......................   $         --    $         --
                                                              ============    ============

CAPITAL SHARE ACTIVITY
   Shares sold ............................................         54,573         196,361
   Shares reinvested ......................................             --             572
   Shares redeemed ........................................       (112,329)       (109,964)
                                                              ------------    ------------
   Net increase (decrease) in shares outstanding.. ........        (57,756)         86,969
   Shares outstanding at beginning of year ................      1,567,375       1,480,406
                                                              ------------    ------------
   Shares outstanding at end of year ......................      1,509,619       1,567,375
                                                              ============    ============

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
========================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                                    YEAR           YEAR           YEAR          PERIOD
                                                   ENDED          ENDED          ENDED          ENDED
                                                  MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                    2009           2008           2007         2006 (a)
--------------------------------------------------------------------------------------------------------
   Net asset value at beginning of period ..     $    10.22     $    11.14     $    10.93     $    10.00
                                                 ----------     ----------     ----------     ----------

   Income (loss) from investment operations:
      Net investment income (loss). ........          (0.02)         (0.07)          0.03          (0.07)
      Net realized and unrealized gains
         (losses) on investments ...........          (2.70)         (0.84)          0.24           1.09
                                                 ----------     ----------     ----------     ----------
   Total from investment operations ........          (2.72)         (0.91)          0.27           1.02
                                                 ----------     ----------     ----------     ----------

   Less distributions:
      From net investment income ...........             --          (0.01)         (0.02)            --
      From net realized gains
         on investments ....................             --             --          (0.04)         (0.09)
                                                 ----------     ----------     ----------     ----------
   Total distributions .....................             --          (0.01)         (0.06)         (0.09)
                                                 ----------     ----------     ----------     ----------

   Net asset value at end of period ........     $     7.50     $    10.22     $    11.14     $    10.93
                                                 ==========     ==========     ==========     ==========

   Total return (b) ........................        (26.61%)        (8.17%)         2.52%         10.24%(c)
                                                 ==========     ==========     ==========     ==========

   Net assets at end of period (000's) .....     $   11,319     $   16,022     $   16,488     $    2,928
                                                 ==========     ==========     ==========     ==========

Ratios/supplementary data:
   Ratio of gross expenses to
      average net assets ...................          2.45%          2.22%          2.31%          9.53%(e)

   Ratio of net expenses to
      average net assets (d) ...............          1.62%(f)       1.67%(f)       1.38%(f)       2.25%(e)

   Ratio of net investment income (loss)
      to average net assets (d) ............         (0.23%)        (0.60%)         0.39%         (0.89%)(e)

   Portfolio turnover rate .................            67%            82%           114%           129%(c)

(a) Represents the period from the commencement of operations (April 26, 2005) through March 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Ratio was determined after advisory fee waivers and expense reimbursements (Note 5).

(e)   Annualized.

(f) The net expense ratio listed is greater than the expense limit of 1.35% due to dividends on securities sold short and interest expense, if any (Note 5).

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009
================================================================================

1.    ORGANIZATION

The Piedmont Select Equity Fund (the "Fund") is a non-diversified series of The Piedmont Investment Trust, which is organized as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Fund commenced operations on April 26, 2005. The investment objective of the Fund is to provide long-term growth of capital.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Board of Trustees (the "Trustees"). In determining the value of the Fund's total net assets, portfolio securities are generally calculated at market value using quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. Pursuant to policies adopted by the Trustees, the investment advisor is responsible for notifying the Trustees (or the Trust's Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund's policies regarding fair value pricing are intended to result in a calculation of the Fund's net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. The Fund may be unable to receive the portfolio security's fair value if the Fund should sell the security. The Trustees monitor and evaluate the Fund's use of fair value pricing and periodically review the results of any fair valuation under the Fund's policies.

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs

o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:
                                                  INVESTMENTS   OTHER FINANCIAL
                                                 IN SECURITIES    INSTRUMENTS
--------------------------------------------------------------------------------
Level 1 - Quoted prices .....................    $ 10,145,541     $ (1,003,710)
Level 2 - Other significant observable inputs              --               --
Level 3 - Significant unobservable inputs ...         250,000               --
                                                 ------------     ------------
Total .......................................    $ 10,395,541     $ (1,003,710)
                                                 ============     ============
--------------------------------------------------------------------------------

Following  is  a  reconciliation   of  Level  3  assets  for  which  significant
unobservable inputs were used to determine fair value:

--------------------------------------------------------------------------------
Balance as of 3/31/08 ...........................................   $         --
Purchases .......................................................        250,000
                                                                    ------------
Balance as of 3/31/09 ...........................................   $    250,000
                                                                    ============
--------------------------------------------------------------------------------

SHARE VALUATION -- The net asset value of the Fund's shares is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS -- Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method.

SECURITIES SOLD SHORT -- The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included on the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

daily to reflect changes in the value of the securities sold short. The broker may charge interest if a specified portion of the collateral is not held in cash.

OPTION TRANSACTIONS -- The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is included on the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Fund enters into a closing purchasing transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

DIVIDEND DISTRIBUTIONS -- Distributions to shareholders arising from net investment income (if any) are declared and paid quarterly. Distributions from capital gains (if any) are made at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the year ended March 31, 2008 was ordinary income. There were no distributions paid during the year ended March 31, 2009.

ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.    FEDERAL INCOME TAX

It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of March 31, 2009:

--------------------------------------------------------------------------------
Cost of portfolio investments and securities sold short ......     $ 11,550,549
                                                                   ============
Gross unrealized appreciation ................................     $    573,420
Gross unrealized depreciation ................................       (2,732,138)
                                                                   ------------
Net unrealized depreciation ..................................     $ (2,158,718)
Capital loss carryforwards ...................................       (1,374,358)
Post-October losses ..........................................       (1,496,540)
                                                                   ------------
Accumulated deficit ..........................................     $ (5,029,616)
                                                                   ============
--------------------------------------------------------------------------------
As of March 31, 2009, the Fund had capital loss carryforwards for federal income tax purposes of $1,374,358, of which $503,841 expires on March 31, 2015, $395,808 expires on March 31, 2016 and $474,709 expires on March 31, 2017. In addition, the Fund had net realized capital losses of $1,496,540 during the period November 1, 2008 through March 31, 2009, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2010. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

For the year ended March 31, 2009, the Fund reclassified accumulated net investment loss of $32,853 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2006 through March 31, 2009) and has concluded that no provision for income tax is required in these financial statements.

4.    INVESTMENT TRANSACTIONS

During the year ended March 31, 2009, cost of purchases and proceeds on sales of investment securities, other than short-term investments and U.S. government securities, were $8,086,031 and $9,898,747, respectively.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    TRANSACTIONS WITH AFFILIATES

A Trustee and certain officers of the Fund are also officers of Sheets Smith Wealth Management, Inc. (the "Advisor") or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrator, transfer agent and fund accounting agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
Under the terms of an Investment Advisory Agreement between the Fund and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.90% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Fund under which it has agreed to waive its investment advisory fees and to assume other expenses of the Fund, if necessary, in order to limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, dividends on securities sold short and extraordinary expenses) to not more than 1.35% of the Fund's average daily net assets. This contractual agreement is currently in effect until March 31, 2010 and may continue from year-to-year thereafter, provided such continuation is approved by the Trustees. During the year ended March 31, 2009, the Advisor waived investment advisory fees of $118,138.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Fund, Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (the "SEC") and state securities authorities. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Fund, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Fund, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

is $1,000 per month if the Fund has less than 25 shareholders, $1,250 if the Fund has between 25 and 100 shareholders and $1,500 per month if the Fund has more than 100 shareholders. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Fund, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Fund's principal underwriter. The Distributor receives annual compensation of $6,000 for such services. The Distributor is an affiliate of Ultimus.

6.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

THE PIEDMONT SELECT EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees of The Piedmont Investment Trust and the Shareholders of The Piedmont Select Equity Fund

We have audited the accompanying statement of assets and liabilities of The Piedmont Select Equity Fund, a series of shares of The Piedmont Investment Trust, including the schedule of investments, as of March 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period April 26, 2005 (commencement of operations) to March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Piedmont Select Equity Fund as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period April 26, 2005 to March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                       /s/ BRIGGS, BUNTING & DOUGHERTY, LLP
                                           BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
May 27, 2009

THE PIEDMONT SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2008 through March 31, 2009).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE PIEDMONT SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Fund's expenses, including historical annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                           BEGINNING      ENDING
                                            ACCOUNT       ACCOUNT     EXPENSES
                                             VALUE         VALUE        PAID
                                           OCTOBER 1,     MARCH 31,    DURING
                                              2008          2009       PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ...........    $ 1,000.00    $   765.30    $  6.47
Based on Hypothetical 5% Return
  (before expenses) ...................    $ 1,000.00    $ 1,017.60    $  7.39
--------------------------------------------------------------------------------
*     Expenses are equal to the Fund's annualized expense ratio of 1.47% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 182/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5865, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-859-5865, or on the SEC's website at http:/www.sec.gov.

The Fund files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5865. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE PIEDMONT SELECT EQUITY FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term.

The following table provides information regarding each Trustee and executive officer of the Trust including their principal occupations during the past five years and public directorships held by the Trustees:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF    OTHER
                                                                                                          PORTFOLIOS   DIRECTORSHIPS
                                                                                                          IN FUND      OF PUBLIC
                                    POSITION(S)     LENGTH                                                COMPLEX      COMPANIES
                                    HELD WITH       OF TIME    PRINCIPAL OCCUPATION(S)                    OVERSEEN     HELD BY
NAME, ADDRESS AND AGE               TRUST           SERVED     DURING PAST 5 YEARS                        BY TRUSTEE   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Fulp (age 66)            Trustee         Since      Director of Franklin Street Partners,          1        None
2325 Warwick Road                                   August     Inc. (investment manager) since 1994 and
Winston-Salem, NC 27104                             2006       Managing Partner since 1997; Managing
                                                               Partner of Franklin Street Ventures
                                                               (venture capital firm) since 1997;
                                                               Chairman of the Board of Franklin Street
                                                               Trust Company (NC chartered trust
                                                               company) since 1994; Director since 2007
                                                               and Treasurer since 2008 of Arbor Acres,
                                                               Inc. (non-profit retirement home).
------------------------------------------------------------------------------------------------------------------------------------
Greg A. Christos (age 52)           Trustee         Since      Co-founder of Level 4 Group (general           1        None
SECUSA Holdings Inc.                                August     contracting company) since 2008; Chief
4309 Emperor Boulevard                              2006       Executive Officer of SECUSA Holdings
Suite 100                                                      Inc. (leveraged-buy-out and merchant
Durham, NC 27703                                               banking company) from June 2003-2008.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------------
David B. Gilbert (age 66)           Trustee and     Since      Executive Vice President, Sheets Smith         1        None
120 Club Oaks Court                 President/      April      Wealth Management, Inc. since February,
Suite 200                           Treasurer       2009       1994.
Winston-Salem, NC 27104             (Principal
                                    Executive
                                    Officer and
                                    Principal
                                    Financial
                                    Officer)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Gilbert is an Interested Trustee because he is Executive Vice President of Sheets Smith Wealth Management, Inc., the investment advisor of the Fund.

THE PIEDMONT SELECT EQUITY FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED) (CONTINUED)
================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                 POSITION(S)       LENGTH OF
NAME, ADDRESS AND                HELD WITH         TIME                  PRINCIPAL OCCUPATION(S)
AGE                              TRUST             SERVED                DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey (age 52)        Vice President    Since June 2007       Managing Director of Ultimus Fund Solutions, LLC
225 Pictoria DriveSuite 450                                              and Ultimus Fund Distributors, LLC
Cincinnati, OH 45246
--------------------------------------------------------------------------------------------------------------------------
John F. Splain (age 52)          Secretary         Since June 2007       Managing Director of Ultimus Fund Solutions, LLC
225 Pictoria Drive                                                       and Ultimus Fund Distributors, LLC
Suite 450
Cincinnati, OH 45246
--------------------------------------------------------------------------------------------------------------------------
Paul T. Anthony (age 43)         Chief             Since May 2006        Chief Compliance Officer of Sheets Smith Wealth
120 Club Oaks Court              Compliance                              Management, Inc.
Suite 200                        Officer
Winston-Salem, NC 27104
--------------------------------------------------------------------------------------------------------------------------

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a copy of the SAI, please call 1-888-859-5865.

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



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

                        THE PIEDMONT SELECT EQUITY FUND
                                 IS A SERIES OF
                         THE PIEDMONT INVESTMENT TRUST
                            -----------------------

FOR SHAREHOLDER SERVICE INQUIRIES:       FOR INVESTMENT ADVISOR INQUIRIES:
The Piedmont Select Equity Fund          Sheets Smith Wealth Management, Inc.
c/o Ultimus Fund Solutions, LLC          120 Club Oaks Court, Suite 200
225 Pictoria Drive, Suite 450            Winston Salem, North Carolina 27104
Cincinnati, OH 45246

TOLL-FREE TELEPHONE:                     TOLL-FREE TELEPHONE:
1-888-859-5865                           1-888-859-5865

                                         WORLD WIDE WEB @:
                                         piedmontselectfund.com

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, nondiversified fund risk, issuer risk, mid-cap risk, interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund's prospectus.

THE PERFORMANCE INFORMATION QUOTED IN THIS REPORT REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. A COPY OF THE PROSPECTUS IS AVAILABLE AT WWW.PIEDMONTSELECTEQUITYFUND.COM OR BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5865. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

THIS ANNUAL REPORT WAS FIRST  DISTRIBUTED  TO  SHAREHOLDERS  ON OR ABOUT MAY 30,
2009.

        FOR MORE INFORMATION ON YOUR PIEDMONT SELECT EQUITY MUTUAL FUND:

                See Our Web site @ www.piedmontselectfund.com or

        Call Our Shareholder Services Group Toll-Free at 1-888-859-5865

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the view of the committee that, if novel issues ever arise, it will hire an expert to assist it as needed.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,000 and $12,000 with respect to the registrant's fiscal years ended March 31, 2009 and 2008, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 and $2,000 with respect to the registrant's fiscal years ended March 31, 2009 and 2008, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) Aggregate non-audit fees of $2,000 and $2,000 were billed by the registrant's accountant for services rendered to the registrant with respect to the fiscal years ended March 31, 2009 and 2008, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7.     DISCLOSURE   OF   PROXY   VOTING   POLICIES   AND   PROCEDURES   FOR
            CLOSED-ENDMANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Piedmont Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*     /s/ David B. Gilbert
                          ------------------------------------------------------
                              David B. Gilbert, Trustee, President, Treasurer,
                              Principal Executive Officer & Principal Financial
                              Officer

Date        June 1, 2009
      --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ David B. Gilbert
                          ------------------------------------------------------
                              David B. Gilbert, Trustee, President, Treasurer,
                              Principal Executive Officer & Principal Financial
                              Officer

Date        June 1, 2009
      --------------------------

* Print the name and title of each signing officer under his or her signature.